August 15, 2014

Paul M. Dudek, Esq.
Office of International Corporate Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Confidential Submission of Draft Registration Statement on Form F-6

Dear Mr. Dudek:

At the request of Alibaba Group Holding Limited, a company incorporated and existing under the laws of the Cayman Islands (the “Company”), and on behalf of the legal entity to be created by the Deposit Agreement, by and among Citibank, N.A., as depositary, the Company, and all Holders and Beneficial Owners of American Depositary Shares to be issued thereunder, we are submitting electronically via EDGAR for confidential review by the Staff of the Securities and Exchange Commission (the “Staff”), a draft Registration Statement on Form F-6, together with drafts of all Exhibits thereto (the “Draft Registration Statement”).

In the event that any member of the Staff has any questions or comments concerning the Draft Registration Statement, such person should contact me at (212) 336-2301.

Very truly yours,

/s/ Herman H. Raspé

Herman H. Raspé

Enclosures

cc:           Mr. Thomas Crane (Citibank, N.A.) (w/enc)